Schedule of Revenue by Geographic Region (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 137	$ 248	$ 643	$ 1,021
Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	119	177	401	822
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	4	71	$ 242	$ 199
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 14